Share-based compensation (Assumptions) (Details)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Non Executive Employees And Executives [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Assumed forfeiture ratios	0.00%
2007 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Average risk-free rate of return			2.50%
Expected term		6 years
Dividend yield		5.00%	5.00%
2007 Plan [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Average risk-free rate of return		1.82%
Expected term			5 years
Volatility rate		46.30%	40.50%
2007 Plan [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Average risk-free rate of return		1.92%
Expected term			6 years
Volatility rate		55.20%	41.40%
2015 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term		6 years
Dividend yield		5.00%
2015 Plan [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Average risk-free rate of return		1.57%
Volatility rate		55.00%
2015 Plan [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Average risk-free rate of return		1.92%
Volatility rate		55.90%